SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of detailed information about borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2020	December 31, 2019
Short-term bank loans and other credit facilities including commercial paper[1]	1,742	1,838
Current portion of long-term debt	1,167	770
Lease obligations	225	261
Total	3,134	2,869
1.The weighted average interest rate on short-term borrowings outstanding was 1.6% and 1.1% as of June 30, 2020 and December 31, 2019, respectively.
The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2020	December 31, 2019
Corporate
5.5 billion Revolving Credit Facility	2023-2024	Floating		—	—
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	237	233
€600 million Unsecured Notes	2020	Fixed	2.88%	316	316
€500 million Unsecured Notes	2021	Fixed	3.00%	319	320
€750 million Unsecured Notes	2022	Fixed	3.13%	838	841
1.1 billion Unsecured Notes	2022	Fixed	6.25%	—	657
€500 million Unsecured Notes	2023	Fixed	0.95%	557	558
€750 million Unsecured Notes	2023	Fixed	1.00%	836	838
€1 billion Unsecured Notes	2024	Fixed	2.25%	1,127	1,131
750 Unsecured Notes	2024	Fixed	3.60%	746	746
500 Unsecured Notes	2025	Fixed	6.13%	498	498
€750 million Unsecured Notes	2025	Fixed	1.75%	832	834
750 Unsecured Notes	2026	Fixed	4.55%	745	745
500 Unsecured Notes	2029	Fixed	4.25%	493	493
1.5 billion Unsecured Bonds[3]	2039	Fixed	7.25%	671	671
1 billion Unsecured Notes[3]	2041	Fixed	7.00%	428	428
Other loans	2021 - 2023	Fixed	0.9% - 3.5%	268	151
EIB loan	2025	Fixed	1.16%	310	344
Other loans	2021 - 2035	Floating	0.4% - 2.5%	1,249	1,218
Total Corporate				10,470	11,022

Americas
Other loans	2020 - 2030	Fixed/Floating	0.0% - 9.5%	78	81
Total Americas				78	81

Europe, Asia & Africa
EBRD Facility	2024	Floating	2.3% - 2.6%	152	175
Other loans	2020 - 2029	Fixed/Floating	0.0% - 5.2%	91	97
Total Europe, Asia & Africa				243	272

Total				10,791	11,375
Less current portion of long-term debt				(1,167)	(770)
Total long-term debt (excluding lease obligations)				9,624	10,605
Long-term lease obligations[2]				790	866
Total long-term debt, net of current portion				10,414	11,471
1.Rates applicable to balances outstanding at June 30, 2020, including the effect of decreases or increases following upgrades or downgrades, respectively. For debt that has been redeemed in its entirety during first half of 2020, the interest rate refers to the rates at the repayment date.
2.Net of current portion of 225 and 261 as of June 30, 2020 and December 31, 2019, respectively. Further information regarding leases is provided in note 10 - Leases.
3.On May 8, 2020, Moody's downgraded ArcelorMittal's credit rating from Baa3 to Ba1. Consequently, interest rate increased by 0.25%.